Provisions (non-current and current) (Tables)	12 Months Ended
Dec. 31, 2023
Provisions [abstract]
Disclosure of Provision Related to Investment

Provisions as at December 31, 2023 and 2022 consist of the following:

	31/12/23	31/12/22
Provision for legal claims	7,432	8,626
Provision for tax claims	489	64
Provision for warranties	2,352	3,114
Termination indemnities for sales agents	861	742
Other provisions	502	—
Total provisions	11,636	12,546
Less current portion	(2,352)	(3,114)
Non-current portion	9,284	9,432

Disclosure of Changes in Provision Related to Investment

Changes in the above provisions for the years ended December 31, 2023 and 2022 are analysed as follows:

	Provision for legal claims	Provision for tax claims	Provision for warranties	Termination indemnities for sales agents	Other provisions	Total
Balance as at December 31, 2021	9,403	229	2,839	940	—	13,411
Provisions made during the year	4,785	—	1,774	75	—	6,634
Provisions used during the year	(4,888)	(165)	(1,499)	(273)	—	(6,825)
Provisions reversed during the year	(674)	—	—	—	—	(674)
Balance as at December 31, 2022	8,626	64	3,114	742	—	12,546
Provisions made during the year	1,723	425	785	119	502	3,554
Provisions used during the year	(2,403)	—	(1,542)	—	—	(3,945)
Provisions reversed during the year	(514)	—	(5)	—	—	(519)
Balance as at December 31, 2023	7,432	489	2,352	861	502	11,636